MERGER WITH 10X CAPITAL (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 11, 2022 shares	Oct. 04, 2022 shares	Jul. 26, 2021 shares	Jul. 22, 2021 USD ($) shares	Dec. 31, 2022 class vote shares	Dec. 31, 2021 shares	Jul. 22, 2021 vote ₪ / shares shares	Jul. 22, 2021 vote $ / shares shares
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | ₪ / shares							₪ 0.01
Preferred stock par value (in NIS per share) | ₪ / shares							0.01
Common stock after stock split (in shares)					1,083,417,110	1,083,417,110
Shares issued (in shares)					327,477,544	317,679,746
Number of ordinary share classes | class					2
Shares issued and sold (in shares)				30,000,000
Price per share of shares issued and sold (in USD per share) | ₪ / shares							₪ 10.00
Gross proceeds from shares issued and sold | $				$ 300
Conversion of shares (in shares)				30,000,000
Gross proceeds from merger | $				$ 348,000
Transaction costs associated with merger | $				63,000
Transaction costs related to warrant liabilities | $				$ 2,887
Stock split, ratio				26.7017
Class A Ordinary Shares
Business Acquisition [Line Items]
Common stock after stock split (in shares)					1,000,000,000	1,000,000,000	188,722,998	188,722,998
Price per share after stock split (in USD per share) | $ / shares								$ 10.00
Share conversion ratio							1	1
Shares issued (in shares)					244,060,434	234,262,636
Shares forfeited (in shares)			1,500,000
Number of votes | vote					1		1	1
Conversion of shares (in shares)	455,759	2,606,691
Class A Ordinary Shares | 10X Capital Class A Common Stock Holders
Business Acquisition [Line Items]
Shares issued (in shares)							12,703,234	12,703,234
Shares outstanding (in shares)			11,203,234
Class A Ordinary Shares | 10X Capital Warrant Holders
Business Acquisition [Line Items]
Warrants issued (in shares)							15,562,500	15,562,500
Class A Ordinary Shares | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | $ / shares								$ 0.0001
Share conversion ratio							1	1
Class B Ordinary Shares
Business Acquisition [Line Items]
Common stock after stock split (in shares)					83,417,110	83,417,110
Shares issued (in shares)					83,417,110	83,417,110
Number of votes | vote					10		10	10
Shares issued (in shares)							83,417,110	83,417,110
Percentage of voting power							0.39	0.39
Class B Ordinary Shares | 10X Capital
Business Acquisition [Line Items]
Common stock par value (in NIS per share) | $ / shares								$ 0.0001